Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - Forward exchange contract [member] - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 40,366	€ 43,645
British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	16,947	10,612
Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	11,347	11,407
U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	6,347	14,528
Canadian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,937	1,300
Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,549	2,318
Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,280	2,129
Danish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	751	1,086
Swedish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 208	€ 265